NET LOSS PER SHARE ATTRIBUTABLE TO ORDINARY SHAREHOLDERS (Details 1) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	41,848,159	69,153,393	64,536,316
Convertible preferred shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	26,972,186	58,724,580	56,969,441
RSU’s
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	732,157	0	0
Outstanding share options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share amount	14,143,816	10,428,813	7,566,875